Segmented information: (Tables)	12 Months Ended
Dec. 31, 2012
Segmented information:
Schedule of segment information

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Revenue:
Applied Technologies	$91,675	$55,064	$22,053
On-Road Systems	40,706	22,451	6,594
Corporate and Technology Investments	23,245	10,181	8,128
CWI	198,015	138,844	111,287
WWI	272,086	84,917	53,127
Total segment revenues	625,727	311,457	201,189
Less: equity investees revenues	470,101	223,761	164,414
Total consolidated revenues	$155,626	$87,696	$36,775

Net operating income (loss) excluding depreciation and amortization:
Applied Technologies	$10,868	$1,051	$(5,170)
On-Road Systems	(43,503)	(32,625)	(19,985)
New Markets and Off-Road Systems	(12,324)	(2,670)	—
Corporate and Technology Investments	(50,022)	(19,767)	(15,698)
CWI	35,368	42,832	25,399
WWI	9,765	4,879	3,373
Net segment operating income (loss)	(49,848)	(6,300)	(12,081)
Less: equity investees operating income	45,133	47,711	28,772
Net consolidated operating income (loss) excluding depreciation and amortization:	$(94,981)	$(54,011)	$(40,853)
Depreciation and amortization:
Applied Technologies	$(7,905)	$(5,048)	$(1,305)
On-Road Systems and Corporate	(3,490)	(1,152)	(2,070)
	(11,395)	(6,200)	(3,375)

Net consolidated operating loss before foreign exchange loss (gain), bank changes, interest and other:	(106,376)	(60,211)	(44,228)

Foreign exchange loss (gain), bank changes, interest and other	1,922	904	2,693

Loss before undernoted	(108,298)	(61,115)	(46,921)

Interest on long-term debt and other income (expense), net	(4,928)	(2,337)	(2,385)
Income from investment accounted for by the equity method (note 7)	16,190	16,498	7,585

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Total additions to long-lived assets excluding business combinations:	$31,566	$13,392	$3,613

Schedule of total assets, by segment

	December 31, 2012	December 31, 2011

Applied Technologies	$161,206	$165,192
On-Road Systems	85,401	49,347
Corporate and unallocated assets	243,470	106,517
CWI	69,577	72,436
WWI	86,997	41,911
	$646,651	$435,403
Less: equity investees total assets	156,574	114,347

Total consolidated assets	$490,077	$321,056

Schedule of capital assets and goodwill information by geographic area

	December 31, 2012	December 31, 2011

Italy	$90,474	$94,889
Canada	40,799	27,006
United States	12,463	1,312
Sweden	5,253	5,378
China	6,524	3,087
Australia	601	32
	$156,114	$131,704
Less: equity investees long-lived assets	5,826	3,900

Total consolidated long-lived assets	$150,288	$127,804